UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexander Capital Management Group, LLC
Address: 1099 18th Street, Suite 2810
         Denver, CO  80202

13F File Number:  28-11324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott T. Farrar
Title:     Chief Operating Officer / Chief Compliance Officer
Phone:     303-298-1858

Signature, Place, and Date of Signing:

      /s/ Scott T. Farrar     Denver, CO     May 19, 2005

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $234,637 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADA ES INC                     COM              005208103     1233    50342          SOLE                    50342        0        0
AFFILIATED COMPUTER SERVICES   CL A             008190100      779    15000          SOLE                    15000        0        0
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108      281     4380          SOLE                     4380        0        0
ALLOS THERAPEUTICS INC         COM              019777101       22    10000          SOLE                    10000        0        0
AMERICAN PWR CONVERSION CORP   COM              029066107     8090   308059          SOLE                   308059        0        0
APPLERA CORP                   COM AP BIO GRP   038020103    10970   544394          SOLE                   544394        0        0
BAXTER INTL INC                COM              071813109     8844   256725          SOLE                   256725        0        0
BP PLC                         SPONSORED ADR    055622104     6723   106330          SOLE                   106330        0        0
C H ROBINSON WORLDWIDE INC     COM              12541W100      274     5525          SOLE                     5525        0        0
CAPITAL ONE FINL CORP          COM              14040H105      357     4800          SOLE                     4800        0        0
CHEVRONTEXACO CORP             COM              166764100      224     3960          SOLE                     3960        0        0
CISCO SYS INC                  COM              17275R102     7765   433779          SOLE                   433779        0        0
CITIGROUP INC                  COM              172967101     7675   169053          SOLE                   169053        0        0
COBIZ INC                      COM              190897108      580    31103          SOLE                    31103        0        0
COLGATE PALMOLIVE CO           COM              194162103      915    17091          SOLE                    17091        0        0
COSTCO WHSL CORP NEW           COM              22160K105     7941   171957          SOLE                   171957        0        0
CVS CORP                       COM              126650100    12678   245455          SOLE                   245455        0        0
DOW CHEM CO                    COM              260543103     5195   105898          SOLE                   105898        0        0
EXXON MOBIL CORP               COM              30231G102      925    15420          SOLE                    15420        0        0
FASTENAL CO                    COM              311900104      252     4545          SOLE                     4545        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102     7184   591723          SOLE                   591723        0        0
GILLETTE CO                    COM              375766102      410     7869          SOLE                     7869        0        0
HEWLETT PACKARD CO             COM              428236103     9375   433221          SOLE                   433221        0        0
HONEYWELL INTL INC             COM              438516106     9650   256788          SOLE                   256788        0        0
JPMORGAN & CHASE & CO          COM              46625H100     8264   239522          SOLE                   239522        0        0
LEHMAN BROS HLDGS INC          COM              524908100    11533   122356          SOLE                   122356        0        0
MONSANTO CO NEW                COM              61166W101     8198   133405          SOLE                   133405        0        0
NORTHROP GRUMMAN CORP          COM              666807102     8312   148750          SOLE                   148750        0        0
OFFICE DEPOT INC               COM              676220106    11556   527180          SOLE                   527180        0        0
PALL CORP                      COM              696429307    11025   407430          SOLE                   407430        0        0
PERMIAN BASIN RTY TR           UNIT BEN INT     714236106      181    13400          SOLE                    13400        0        0
PRENTISS PPTYS TR              SH BEN INT       740706106      768    22225          SOLE                    22225        0        0
QUEST DIAGNOSTICS INC          COM              74834L100     9287    88105          SOLE                    88105        0        0
RADIOSHACK CORP                COM              750438103     6772   269781          SOLE                   269781        0        0
ROYAL DUTCH PETE CO            NY REG EUR .56   780257804      217     3547          SOLE                     3547        0        0
SYMBOL TECHNOLOGIES INC        COM              871508107     8993   637381          SOLE                   637381        0        0
TIME WARNER INC                COM              887317105    10177   566343          SOLE                   566343        0        0
V F CORP                       COM              918204108     8100   139590          SOLE                   139590        0        0
VIGNETTE CORP                  COM              926734104       68    53460          SOLE                    53460        0        0
WAL MART STORES INC            COM              931142103      200     4114          SOLE                     4114        0        0
WATERS CORP                    COM              941848103     6556   182060          SOLE                   182060        0        0
WEYERHAEUSER CO                COM              962166104      283     4000          SOLE                     4000        0        0
WHIRLPOOL CORP                 COM              963320106     7362   109690          SOLE                   109690        0        0
XILINX INC                     COM              983919101     8443   281816          SOLE                   281816        0        0